Goodwill and Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
Intangible assets, net consisted of the following (in thousands):

	Gross Carrying Value	Accumulated Amortization	Net
Balances as of December 31, 2020
Acquired technology	$5,490	$(2,196)	$3,294
Balances as of December 31, 2019
Acquired technology	$5,490	$(1,647)	$3,843